Basic and Diluted Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basic and Diluted Net Income (Loss) Per Share [Line Items]
BASIC AND DILUTED NET INCOME (LOSS) PER SHARE
15.	BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Numerator:
Net income (loss) attributable to common stockholders, basic and dilutive	$6,392	$(5,552)	$(59,134)	$(50,050)
Denominator:
Weighted-average common shares outstanding, basic	19,908,205	3,087,760	9,788,196	3,087,760
Add: Options, with dilutive impact only	20,655	—	—	—
Add: Private Warrants, with dilutive impact only	6,488	—	—	—
Weighted-average shares outstanding, dilutive	19,935,348	3,087,760	9,788,196	3,087,760

The following securities were excluded due to their anti-dilutive effect on net income (loss) per share attributable to common stockholders recorded in each of the periods:

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Convertible preferred stock on an as-converted basis	—	10,530,907	—	10,530,907
Unvested RSU’s	1,081,162	—	1,081,162	—
Warrants to purchase preferred stock on an as-converted basis	—	86,873	—	86, 873
Warrants to purchase common stock	14,613,731	—	14,620,219	—
Stock options outstanding	415,202	1,283,922	435,857	1,283,922
Total	16,110,095	11,901,702	16,137,238	11,901,702

At September 30, 2023, no RSUs were vested as they did not meet the performance condition at the end the reporting period for the three and nine months ended September 30, 2023. In addition, outstanding stock options with performance conditions were not vested as the performance conditions were not met at September 30, 2024 and 2023. As the conditions were not satisfied at the end of each reporting period, the unvested shares were excluded when calculating diluted net income (loss) per share.

BOLT THREADS, INC. [Member]
Basic and Diluted Net Income (Loss) Per Share [Line Items]
BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

14. BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net Loss	$(57,720)	$(51,701)
Add: Gain on extinguishment of convertible preferred stock	216,386	—
Net income (loss) attributable to common stockholders, basic	158,666	(51,701)
Less: Warrants, series with dilutive impact only	—	(500)
Less: Convertible preferred stock, series with dilutive impact only	(230,774)	—
Net loss attributable to common stockholders, dilutive	$(72,108)	$(52,201)
Denominator:
Weighted-average common shares outstanding, basic	11,677,673	10,439,510
Add: Warrants, series with dilutive impact only	—	72,307
Add: Options, with dilutive impact only	108,028	—
Add: Convertible preferred stock, series with dilutive impact only	19,770,719	—
Weighted-average shares outstanding, dilutive	31,556,420	10,511,817

The following securities were excluded due to their anti-dilutive effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of December 31,
	2023	2022
Convertible preferred stock on an as-converted basis	13,852,380	35,711,306
Warrants to purchase preferred stock on an as-converted basis	294,609	222,302
Stock options outstanding	1,716,377	4,353,754
Total	15,863,366	40,287,362

The 2023 Convertible Notes were not included for purposes of calculating the diluted net income (loss) per share as the conversion is contingent upon the completion of a future financing event, which had not occurred, and the contingency was not resolved as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, no RSUs were vested as they did not meet the performance condition at the end of each reporting period. As the conditions were not satisfied at the end of each reporting period, the unvested shares were excluded when calculating diluted EPS.